LONG-TERM DEBT AND CREDIT FACILITY - Schedule of Contractual Maturities (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 23, 2020	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for financial liabilities [line items]
Borrowing costs capitalised		$ 68.3	$ 37.8
5.75% senior notes
Disclosure of maturity analysis for financial liabilities [line items]
Long-term debt		450.0	450.0
Bank borrowings, undiscounted cash flows		579.5	605.3
Borrowing costs capitalised	$ 7.5
5.75% senior notes | Unamortized deferred transactions costs
Disclosure of maturity analysis for financial liabilities [line items]
Borrowing costs capitalised		4.5	5.5
5.75% senior notes | 2024
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		25.9	25.9
5.75% senior notes | Later than one year and not later than three years
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		51.8	51.8
5.75% senior notes | Later than three years and not later than five years
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		501.8	51.8
5.75% senior notes | Later than five years
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		0.0	475.8
Term Loan
Disclosure of maturity analysis for financial liabilities [line items]
Long-term debt		400.0	0.0
Bank borrowings, undiscounted cash flows		604.2
Term Loan | Unamortized deferred transactions costs
Disclosure of maturity analysis for financial liabilities [line items]
Borrowing costs capitalised		8.2
Term Loan | 2024
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		50.1
Term Loan | Later than one year and not later than three years
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		91.3
Term Loan | Later than three years and not later than five years
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		462.8
Term Loan | Later than five years
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		0.0
Equipment loans
Disclosure of maturity analysis for financial liabilities [line items]
Long-term debt		7.3	16.2
Bank borrowings, undiscounted cash flows		7.6	17.3
Equipment loans | Unamortized deferred transactions costs
Disclosure of maturity analysis for financial liabilities [line items]
Borrowing costs capitalised		0.1	0.1
Equipment loans | 2024
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		5.1	9.1
Equipment loans | Later than one year and not later than three years
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		2.5	6.8
Equipment loans | Later than three years and not later than five years
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		0.0	1.4
Equipment loans | Later than five years
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		$ 0.0	$ 0.0